UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
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Check here if Amendment [ ]; Amendment Number:
                                                -------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Andreeff Equity Advisors, L.L.C.
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          140 East St. Lucia Lane
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          Santa Rosa Beach, FL 32459
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Form 13F File Number:  28- 11306
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dane Andreeff
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Title:    Managing Member
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Phone:    (850) 622-3353
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Signature, Place, and Date of Signing:

/s/ Dane Andreeff               Santa Rosa Beach, FL        February 14, 2013
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       [Signature]                 [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             32
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Form 13F Information Table Value Total:           71,556
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                                               (x thousand)

List of Other Included Managers:  NONE

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        COLUMN 1                COLUMN 2          COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                                 TITLE                       VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER             OF CLASS           CUSIP   (x $1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
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
ADVENTRX PHARMACEUTICALS INC    COM NEW          00764X202       51      88,910  SH          SOLE                       88,910
A H BELO CORP                   COM CL A         001282102      578     124,227  SH          SOLE                      124,227
ALLIED NEVADA GOLD CORP         COM              019344100    5,054     167,732  SH          SOLE                      167,732
AURICO GOLD INC                 COM              05155C105   10,915   1,334,295  SH          SOLE                    1,334,295
AURIZON MINES LTD               COM              05155P106      452     129,904  SH          SOLE                      129,904
BARRICK GOLD CORP               COM              067901108    1,776      50,736  SH          SOLE                       50,736
CADENCE PHARMACEUTICALS INC     COM              12738T100      223      46,500  SH          SOLE                       46,500
CALGON CARBON CORP              COM              129603106      457      32,229  SH          SOLE                       32,229
CAMECO CORP                     COM              13321L108    2,002     101,534  SH          SOLE                      101,534
CHEROKEE INC DEL NEW            COM              16444H102    1,104      80,521  SH          SOLE                       80,521
DENISON MINES CORP              COM              248356107    6,240   5,043,700  SH          SOLE                    5,043,700
DEPOMED INC                     COM              249908104      965     155,926  SH          SOLE                      155,926
EVEREST RE GROUP LTD            COM              G3223R108    2,144      19,498  SH          SOLE                       19,498
FRANCO NEVADA CORP              COM              351858105    1,734      30,370  SH          SOLE                       30,370
HECLA MNG CO                    COM              422704106    1,417     242,983  SH          SOLE                      242,983
HILLTOP HOLDINGS INC            COM              432748101      610      45,034  SH          SOLE                       45,034
KINDER MORGAN INC DEL           *W EXP 05/25/201 49456B119      945     250,000  SH          SOLE                      250,000
MAG SILVER CORP                 COM              55903Q104    5,329     520,582  SH          SOLE                      520,582
NEW GOLD INC CDA                COM              644535106    3,750     340,000  SH          SOLE                      340,000
OMEGA HEALTHCARE INVS INC       COM              681936100    1,406      58,965  SH          SOLE                       58,965
PAN AMERICAN SILVER CORP        COM              697900108    5,908     315,411  SH          SOLE                      315,411
POINTS INTL LTD                 COM NEW          730843208    2,558     229,608  SH          SOLE                      229,608
QUATERRA RES INC                COM              747952109    1,378   4,031,125  SH          SOLE                    4,031,125
SPROTT PHYSICAL SILVER TR       TR UNIT          85207K107    1,204     100,000  SH          SOLE                      100,000
ST JOE CO                       COM              790148100      596      25,825  SH          SOLE                       25,825
STONE ENERGY CORP               COM              861642106    2,642     128,771  SH          SOLE                      128,771
TARGACEPT INC                   COM              87611R306    1,094     249,683  SH          SOLE                      249,683
UR ENERGY INC                   COM              91688R108      270     318,756  SH          SOLE                      318,756
URANERZ ENERGY CORP             COM              91688T104      446     320,519  SH          SOLE                      320,519
URANIUM RES INC                 COM PAR $0.001   916901507      902   2,819,134  SH          SOLE                    2,819,134
VISTA GOLD CORP                 COM NEW          927926303    4,282   1,586,026  SH          SOLE                    1,586,026
YAMANA GOLD INC                 COM              98462Y100    3,126     181,620  SH          SOLE                      181,620